Share-Based Activity under 2003 Plan (Detail) - Directors Equity Incentive Plan 2003 - $ / shares shares in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Weighted Average Grant-Date Fair Value
Beginning balance	$ 27.48
Shares granted to Directors	43.89	$ 36.63	$ 26.63
Shares vested	20.60
Ending balance	$ 35.57	$ 27.48
Shares
Beginning Balance	98
Shares granted to Directors	30
Shares vested	(36)
Ending Balance	92	98